Finance income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Dividend income	$ 72,748	$ 51,438	$ 141,030
Interest income	1,613	8,374	57,402
Finance income	$ 74,361	$ 59,812	$ 198,432